Statement of Financial Position (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Amortization on Website Development Costs	$ 499	$ 0	$ 0
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	24,000,100	18,000,100	18,000,100
Common Stock, Shares, Outstanding	24,000,100	18,000,100	18,000,100
Online Disruptive Technologies Inc. [Member]
Preferred Stock, Shares Authorized			20,000,000
Preferred Stock, Par Value Per Share			$ 0.001
Common Stock, Shares Authorized			500,000,000
Common Stock, Par Value Per Share			$ 0.001
Common Stock, Shares, Issued			200,100
Common Stock, Shares, Outstanding			200,100
Relationshipscoreboard.com Entertainment Inc. [Member]
Common Stock, Shares Authorized			100,000,000
Common Stock, Par Value Per Share			$ 0.0001
Common Stock, Shares, Issued			1,600,000
Common Stock, Shares, Outstanding			1,600,000